Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Basis for preparation of Consolidated financial statements -Predecessor method	Basis for preparation of consolidated financial statements -Predecessor method
Lavoro became the Group’s legal holding company through the corporate reorganization described in Note 1 (b). Such corporate reorganization was recorded at book value since it is a transaction under common control.
Under IFRS there is no specific guidance applicable to business combinations of entities under common control, as IFRS 3, excludes business combinations between such entities from its scope.
Due to the lack of specific guidance the Group has established an accounting policy as required by IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors. In doing so, the Group considered guidance of other standards-setting bodies that use a similar conceptual framework to develop accounting standards as well as the accounting practices of entities subject to those standards such as the United States of America and the United Kingdom.
As a result, the Group accounted for the corporate reorganizations using the predecessor method of accounting, and the consolidated financial statements are presented “as if” the historical consolidated operations of Lavoro Brazil, Crop Care and Lavoro Colombia were the predecessor of Lavoro. Under the predecessor method, the historical operations of the Group prior to the corporate reorganizations are deemed to be those of Lavoro. Thus, these consolidated financial statements reflect:
•the historical operating results and financial position of Lavoro Brazil, Crop Care and Lavoro Colombia on a combined basis prior to the corporate reorganizations
•the assets and liabilities of Lavoro Brazil, Crop Care and Lavoro Colombia at their historical cost; and
•Lavoro’s earnings per share for all years presented. The number of ordinary shares issued by Lavoro, as a result of the corporate reorganization is reflected retroactively, for the purposes of calculating earnings per share in all prior years presented.
The consolidated financial statements as of June 30, 2023 and 2022 and for the year ended June 30, 2023, 2022 and 2021 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”).
The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.
The consolidated financial statements have been prepared under the historical cost basis, except for financial assets and financial liabilities (including commodity forward contracts and derivative instruments) at fair value through profit or loss.
The consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”), which is the Group’s functional and presentation currency. All amounts are rounded to the nearest thousand (R$000), except when otherwise indicated.
On October 31, 2023, the issuance of the consolidated financial statements was approved by the Group’s Board of Directors.

Significant accounting judgments, estimates and assumptions	Significant accounting judgments, estimates and assumptions
Use of critical accounting estimates and judgments
The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues, income, and expenses. These estimates are based on management’s experience and knowledge, information available at the reporting date and other factors, including expectations of future events that are believed to be reasonable under normal circumstances. Any changes in facts and circumstances may lead to a revision of these estimates. Actual results could differ from these estimates.
The estimates and assumptions are revised on an ongoing basis. Revisions to estimates are recognized on a forward-looking basis. The significant estimates and judgments applied by the Group in the preparation of these consolidated financial statements are presented in the following notes:

Note	Significant estimates and judgments
11	Commodity forward contract
16	Impairment testing of non-financial assets
21	Business combination
22	SPAC Transaction
23	Deferred income taxes recoverability

Basis of combination/consolidation procuedures	Basis of combination/consolidation procedures
Lavoro’s fiscal year end is June 30. The consolidated financial statements are prepared for the same reporting periods, using consistent accounting policies.
All unrealized intra-group and intercompany balances, transactions, gains and losses relating to transactions between group companies were eliminated in full.
The consolidated financial statements include the following subsidiaries of Lavoro Limited:

			Equity interest
Name	Core activities	Location	2023	2022	2021
Corporate:
Lavoro Agro Limited (i)	Holding	George Town – Cayman Island	100%	—	—
Lavoro America Inc. (i)	Holding	California - USA	100%
Lavoro Merger Sub II Limited (i)	Holding	George Town – Cayman Island	100%	—	—
Lavoro Agro Cayman II (i)	Holding	George Town – Cayman Island	100%	—	—
Lavoro Latam SL (i)	Holding	Madrid - Spain	100%	—	—
Malinas S.A. (i)	Holding	Montevideu – Uruguay	100%	—	—
Lavoro Brazil:
Lavoro Agro Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Lavoro Agrocomercial S.A. (viii)	Distributor of agricultural inputs	Rondonópolis – Brazil	97.42%	97.42%	91.65%

Agrocontato Comércio e Representações de Produtos Agropecuários S.A. (viii)	Distributor of agricultural inputs	Sinop – Brazil	97.42%	97.42%	91.65%
PCO Comércio, Importação, Exportação e Agropecuária Ltda. (viii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.42%	97.42%	91.65%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS) (ii) (v)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.11%	86.22%	—
Produtiva Agronegócios Comércio e Representação Ltda. (v)	Distributor of agricultural inputs	Paracatu – Brazil	87.40%	87.40%	—
Facirolli Comércio e Representação S.A. (Agrozap) (v)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%-	62.61%	—
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda. (viii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.42%	97.42%	91.65%
Central Agrícola Rural Distribuidora de Defensivos Ltda. (viii)	Distributor of agricultural inputs	Vilhena – Brazil	97.42%	97.42%	91.65%
Distribuidora Pitangueiras de Produtos Agropecuários S.A. (viii)	Distributor of agricultural inputs	Ponta Grossa – Brazil	93.11%	86.22%	86.22%
Produtec Comércio e Representações S.A. (viii)	Distributor of agricultural inputs	Cristalina – Brazil	87.4%	87.40%	72.42%
Qualiciclo Agrícola S.A. (viii)	Distributor of agricultural inputs	Limeira – Brazil	66.75%	61.00%	61.00%
Desempar Participações Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Denorpi Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Deragro Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Desempar Tecnologia Ltda. (viii)	Holding	Palmeira – Brazil	93.11%	86.20%	86.20%
Futuragro Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Plenafértil Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Realce Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Cultivar Agrícola Comércio, Importação e Exportação S.A. (viii)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.11%	63.47%	63.47%
América Insumos Agrícolas Ltda. (iii)	Distributor of agricultural inputs	Sorriso – Brazil	—	97.42%	91.65%
Integra Soluções Agrícolas Ltda. (iv)	Distributor of agricultural inputs	Catalão – Brazil	—	87.4%	72.42%
Nova Geração (v) (viii)	Distributor of agricultural inputs	Pinhalzinho – Brazil	66.75%	61.00%	—
Floema Soluções Nutricionais de Cultivos Ltda. (v)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%	—	—
Casa Trevo Participações S.A. (v)	Holding	Nova Prata – Brazil	79.14%	—	—
Casa Trevo Comercial Agrícola LTDA. (v)	Distributor of agricultural inputs	Nova Prata – Brazil	79.14%	—	—
CATR Comercial Agrícola LTDA (v)	Distributor of agricultural inputs	Nova Prata – Brazil	79.14%	—	—
Sollo Sul Insumos Agrícolas Ltda (v)	Distributor of agricultural inputs	Pato Branco – Brazil	93.11%	—	—
Dissul Insumos Agrícolas Ltda. (v)	Distributor of agricultural inputs	Pato Branco – Brazil	93.11%	—	—
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (vi)	FIAGRO	São Paulo – Brazil	5%	—	—
Lavoro Colômbia:
Lavoro Colombia S.A.S. (viii)	Holding	Bogota – Colombia	94.90%	94.90%	—
Crop Care Colombia (viii)	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	100%
Agricultura y Servicios S.A.S. (viii)	Distributor of agricultural inputs	Ginebra - Colombia	94.90%	94.90%	97.61%
Fertilizantes Liquidos y Servicios S.A.S. (vii)	Distributor of agricultural inputs	Cali - Colombia	—	—	97.61%

Grupo Cenagro S.A.S. (v)	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	—
Cenagral S.A.S (v)	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	—
Grupo Gral S.A.S. (viii)	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	100%
Agrointegral Andina S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%
Servigral Praderas S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%
Agroquímicos para la Agricultura Colombiana S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%
Provecampo S.A.S. (v)	Distributor of agricultural inputs	Envigado – Colombia	94.90%	—	—
Crop Care:
Crop Care Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Perterra Insumos Agropecuários S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Araci Administradora de Bens S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Union Agro S.A. (v)	Private label products	Pederneiras – Brazil	73%	73.00%	-
Agrobiológica Sustentabilidade S.A.	Private label products	São Paulo – Brazil	65.13%	65.13%	65.13%
Agrobiológica Soluções Naturais Ltda.	Private label products	Leme – Brazil	65.13%	65.13%	65.13%
Cromo Indústria Química LTDA. (v)	Private label products	Estrela - Brasil	70%	—	—
Perterra Trading S.A.	Private label products	Montevideu - Uruguay	100%	100%	—
___________________
(i)Refers to entities of the reorganization, see note 1.b
(ii)Agrovenci Distribuidora de Insumos Agrícolas Ltda. was incorporated in August 2021.
(iii)América Insumos Agrícolas Ltda. was merged with another entity within the Group in November 2022.
(iv)Integra Soluções Agrícolas Ltda. was merged with another entity within the Group in May 2023.
(v)See note 21 of Acquisitions of subsidiaries.
(vi)Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais - Direitos Creditórios was incorporated in July 2022. (see Note 19).
(vii)Fertilizantes Liquidos y Servicios S.A.S. was merged with another entity within the Group in May 2022.
(viii)Changes in non-controlling interests were described in note 27 of Equity.

New accounting standards, interpretations and amendments adopted started July 1, 2022, New accounting standards, interpretations and amendments issued but not yet effective	New accounting standards, interpretations and amendments adopted starting July 1, 2020:
The following new accounting standards, interpretations and amendments were adopted starting July 1, 2020:
•Reference to the Conceptual Framework – Amendments to IFRS 3;
•Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16;
•IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time Adopter;
•IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities;
•IAS 41 Agriculture – Taxation in fair value measurements; and
•Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37.
The adoption of these new standards and interpretations did not have a material effect on the consolidated financial statements.
(b)New accounting standards, interpretations and amendments issued but not yet effective
Some accounting standards and interpretations have been issued, but are not yet effective.
The Group has not early adopted any of these standards and does not expect these standards to have a material impact on the financial statements in subsequent periods.
New and amended standards and interpretations issued, but not yet effective up to the date of the issuance of the Group’s consolidated financial statements are as follows:
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current;
•Definition of Accounting Estimates - Amendments to IAS 8;
•Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2.
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12: requires the recognition of deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. It will apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented.
The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective; and the Group does not expect them to have a material impact on the financial statements, except for the Amendment to IAS 12, which the Group is currently evaluating.

Foreign currency	Foreign currency
(i)Functional currency and presentation
The consolidated financial statements are presented in Brazilian reais (“R$”), which is the Group’s functional currency.
The Group determines the functional currency of each of the consolidated entities. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the majority of the Group’s entities is the Brazilian real. (Brazil Cluster and Crop Care Cluster – see Note 4), except for the companies in Colombia, whose functional currency is the Colombian peso (COP$).
For consolidation, the operations in Colombia are translated into Brazilian reais, as follows:
(i)Assets and liabilities are translated into Reais at the closing exchange as of the reporting date;
(ii)Profit or loss items are translated at the average monthly exchange rate; and
(iii)Exchange differences arising on translation are recognized in other comprehensive income.
On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange as of the reporting date.
(ii)Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange as of the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statement of profit or loss.Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).
Statement of cash flow	Statement of cash flows
In 2023, cash outflows related to acquisitions of non-controlling interests are classified under net cash flows provided by financing activities and interest paid on acquisitions of subsidiary is classified under net cash flows from (used in) operating activities. In 2022 and 2021, both amounts were classified under net cash flows used in investing activities.
While the effect of the change in classification of those cash flows from investing to financing and operating activities is not material, management has retrospectively revised those periods for comparison purposes.

Cash equivalents	Cash equivalents are comprised of short-term highly liquid investments with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.
Trade receivables	Trade receivables
Accounting policy
Trade receivables correspond to amounts receivable from customers for the sale of goods or services in the ordinary course of the Group’s business.
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 7.

	2023	2022
Trade receivables (Brazil)	2,525,845	1,639,637
Trade receivables (Colombia)	370,767	345,830
(-) Allowance for expected credit losses	(188,072)	(151,114)
Total	2,708,540	1,834,353
Current	2,667,057	1,794,602
Non-current	41,483	39,751
The average effective interest rate used to discount trade receivables for the year ended June 30, 2023 was 0.96% per month (1.00% as of June 30, 2022). The Group does not have any customer that represents more than 10% of its trade receivables or revenues.
As of June 30, 2023, the Group also transferred trade receivables to the FIAGRO in the amount of $167,278. There were no trade receivables transferred as of June 30, 2022.
As the Group has retained the risks and rewards of ownership, these amounts were not derecognized from trade receivables. Consequently, the liability resulting from these operations is recorded as obligations to FIAGRO quota holders (note 19).
Allowance for expected credit losses

	2023	2022	2021
Opening balance	(151,114)	(111,969)	(89,173)
Increase in allowance	(36,769)	(27,393)	(11,094)
Allowance for credit losses from acquisitions	(11,702)	(16,274)	(12,623)
Trade receivables write-off	9,500	3,492	3,058
Exchange rate translation adjustment	2,013	1,030	(2,137)
Ending balance (i)	(188,072)	(151,114)	(111,969)
__________________
(i)The credit risk of the Group is described in note 8.b.
The aging analysis of trade receivables is as follow:

	2023	2022
Not past due	2,089,543	1,534,224
Overdue
1 to 60 days	169,556	93,436
61 to 180 days	359,958	240,320
181 to 365 days	90,734	7,157
Over 365 days	186,821	110,398
Allowance for expected credit losses	(188,072)	(151,182)
	2,708,540	1,834,353

Financial instruments
Initial recognition and measurement
(i)Financial assets
Financial assets are classified, at initial recognition, and subsequently measured at amortized cost or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
Subsequent measurement
For purposes of subsequent measurement, Group’s financial assets are classified in following categories:
•Financial assets at amortized cost
•Financial assets at fair value through profit or loss
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
Derecognition
A financial asset is primarily derecognized when the rights to receive cash flows from the asset have expired.
Impairment
The Group recognizes an allowance for expected credit losses for trade receivables, which is the only debt instrument not held at fair value through profit or loss.
(ii)Financial liabilities:
The Group classifies its financial liabilities in the following categories: (i) measured at amortized cost and (ii) fair value through profit or loss. Financial liabilities classified as fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as fair value through profit or loss. Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinguished book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the statement of income.

Inventories
Inventories are valued at the lower of cost and net realizable value. The costs of individual items of inventory are determined using weighted average costs less any losses, when applicable.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion (when applicable) and the estimated costs necessary to make the sale.
An inventory loss is recognized for inventories that are close to their expiration date and there is no expectation that they will be sold.

Right-of-use assets and lease liabilities	The Group leases commercial buildings for its administrative functions, retail stores, equipment, and vehicles. In general, lease agreements have a term of three years to eight years, but they may include extension options.
Lease terms are individually negotiated and contain differentiated terms and conditions. The lease contracts do not contain restrictive clauses, but the leased assets cannot be used as collateral for loans.
Right of use assets:
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of ease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.4 years
Buildings	4.9 years
Machines and equipment	3 years
Lease liabilities:
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:
•fixed payments (including fixed payments in essence, less any incentives from
•amounts expected to be paid by the lessee in accordance with residual value guarantees;
•payments of fines for lease termination if the lease term reflects the lessee exercising the option to terminate the lease.
Lease payments are discounted using the lessee's incremental borrowing rate, which is the rate a lessee would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value in a similar economic environment with equivalent terms and conditions.
In determining the incremental borrowing rate, the Group:
•whenever possible, uses as a starting point rates from recent financing contracts third-party financing, adjusted to reflect changes in financing conditions since such third-party financing was received;
•uses a progressive approach that starts from a risk-free interest rate adjusted for credit risk
•uses a progressive approach that takes a risk-free interest rate adjusted for credit risk for leases held by the Group with no recent third-party financing; and
•makes specific adjustments to the rate, such as to term, country, currency and collateral.
Lease payments are allocated between principal and finance expense. Finance expense is recognized in the statement of profit or loss over the lease term to produce a constant periodic rate of interest on the remaining balance of the liability for each year.
Payments associated with short-term leases of equipment and vehicles and all and leases of low-value assets are recognized as incurred as an expense in income statement. Short-term leases are those with a term of 12 months or less. Low-value assets include IT equipment, small items of office furniture and other contracts of small value.

Property, plant and equipment
Items of property, plant and equipment are measured at historical cost of acquisition or construction, less accumulated depreciation. When significant parts of an item of property, plant and equipment have different useful lives, they are recorded as separate items (major components) of property, plant and equipment. Any gains and losses on the disposal of an item of property, plant and equipment are recognized in the statement of profit or loss. Subsequent costs are capitalized only when it is probable that future economic benefits associated with the expenditure will be earned by the Group.
Depreciation is calculated and its residual values estimated, using the straight-line method based on the estimated useful lives of the items. Depreciation is recognized in the statement of profit or loss. Land is not depreciated. The estimated useful lives of property, plant and equipment are as follows:

Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years
The Group uses an estimated useful life of the assets to depreciate property, plant and equipment. At the end of each fiscal year, this estimate is reviewed and, if necessary, adjusted prospectively.
An asset's carrying amount is written down immediately to its recoverable amount when the asset's carrying amount is higher than its estimated recoverable value.
Gains and losses on disposals are determined by comparing the proceeds from the sale with the carrying amount and are recognized under "Other (expenses) income, net" in the statement of profit or loss.

Intangible assets
Intangible assets are recorded at acquisition cost or at the fair value of intangible assets acquired in a business combination and, for finite useful life intangibles, less accumulated amortization calculated using the straight-line method. These intangible assets have useful lives defined based on the useful economic life.
The goodwill arising on a business combination is initially measured as the excess of the consideration transferred over the fair value of the net assets acquired (net identifiable assets acquired and liabilities assumed). Subsequent to initial recognition, goodwill is measured at cost, less any accumulated impairment losses, as described in Note 16.
The useful lives and methods of amortization of intangibles are reviewed at each balance sheet date and adjusted prospectively, if appropriate.
The estimated useful lives of intangible assets for the years ended June 30, 2023 and 2022 are as follows:

Customer relationship	9 years
Purchase contacts	4 years
Software and other	5 years
An intangible asset is derecognized upon disposal or when no future economic benefits are expected, and any gain or loss is recognized in the statement of profit or loss when the asset is derecognized.

Impairment of assets	The carrying amount of the Group’s non-financial assets are reviewed at each reporting date to assess whether there is an indication of impairment. This indication may be due to internal factors arising from the operational efficiency of the assets or external factors due to the macroeconomic scenario and the behavior of the commodity prices and the U.S. dollar. If there is such indication, the recoverable amount of the asset is estimated. The recoverable amount of an asset is defined as the higher of the fair value of the asset and the value in use of its CGU, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.
When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and a provision for impairment is recognized to adjust the carrying amount to its recoverable amount. In assessing value in use, the estimated future cash flow is discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset, when applicable. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized, except in the case of goodwill that cannot be reversed in future periods.
The Group assessed its business segments by grouping the assets of each region into independent cash-generating units (“CGUs”), which represent the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Critical accounting estimates and judgments
The Group determines its cash flows based on the budgets approved by its management, which use the following assumptions: (i) revenue growth rate (ii) margins applied to the cost of sale of its products; and (iii) discount rates that reflect specific risks of each CGU. These assumptions are subject to risks and uncertainties. Therefore, it is possible that changes in circumstances may alter these projections, which may affect the recoverable amount of the assets.

Trade payables	Trade payables related to the purchase of goods for resale of agricultural inputs are financial liabilities (see Note 7) initially recognized at fair value and subsequently stated at amortized cost using the effective interest rate method.
Borrowings	Borrowings are financial liabilities initially recognized at fair value, net of transaction costs incurred in the transaction and are subsequently stated at amortized cost.Any difference between the borrowed amounts (net of transaction costs) and total payments is recognized in the statement of profit or loss over the year during which the borrowings are outstanding using the effective interest rate method.
Acquisition of subsidiaries
The acquisition method is used to account for each business combination carried out by the Group, which consists of the following:
•Determining the acquisition date;
•Determining the acquirer and the acquiree;
•Determining the consideration transferred for the acquisition of control;
•Determining the fair value of separately identifiable assets and liabilities; and
•Determining the residual goodwill or gain on bargain purchase.
The acquisition date is typically the date on which the Group assumes the control of the business.
Consideration transferred is measured at the acquisition date at the fair value of the assets transferred, including cash, the liabilities incurred, and the equity instruments issued by the Group at the acquisition date.
For each business combination, the Group measures the non-controlling interests in the acquiree based on its share of the subsidiary’s identifiable net assets. Acquisition-related costs are expensed as incurred.
When the Group acquires a business, it assesses the fair value of the assets and liabilities assumed in order to allocate them according to the contractual terms, economic circumstances and pertinent conditions at the acquisition date.
Any contingent consideration to be transferred by the acquirer is recognized at the acquisition date fair value. Subsequent changes in the fair value of the contingent consideration, considered an asset or a liability, shall be recognized in accordance with IFRS 9 Financial Instruments, in the statement of profit or loss.
Goodwill or a gain on bargain purchase is the difference between the fair value of the assets acquired and liabilities assumed, and the consideration transferred. When the consideration transferred is higher than the fair value of the net assets acquired goodwill is recognized for the difference, and it is subsequently tested for impairment. When the consideration transferred is lower that the fair value of net assets acquired, a gain on bargain purchase is recognized in the statement of profit or loss.
Intangible assets recognized within the scope of a business combination are accounted for in accordance with the accounting policy described in Note 15.
Critical accounting estimates and judgments
Accounting for business combination requires the Group to exercise critical judgment in determining the fair value of the assets and liabilities of the businesses being acquired. Accordingly, the Group makes certain assumptions about future conditions that are uncertain, including future commodity prices, interest rates, inflation and weather conditions.
Changes in some of these assumptions may impact the Group’s business and expected results may differ materially from the estimated amounts at the acquisition date.
The Group entered into several agreements to acquire groups of companies to expand its business into new markets or territories, add additional facilities, bolster its competitive edge, or acquire and access new technologies and skillsets.

SPAC Policy
Critical accounting estimates and judgments
Accounting of SPAC transaction is considered a critical accounting estimate primarily due to the complex nature of the transaction, including the determination the accounting acquirer and assess it as a corporate reorganization, the calculation of the listing expenses and the determination of the accounting treatment of the financial instruments.
Changes in some of these assumptions could impact the consolidated financial statements.

Income taxes	Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Income taxes in Brazil and Colombia are paid by each legal entity on a stand alone basis.
(b)Deferred tax
Deferred taxes is provided using the liability method on temporary differences between the carrying amount of assets and liabilities and their tax basis.
Deferred tax liabilities are recognized for all taxable temporary differences, except:
•When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
•With respect to taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:
•When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss
•In respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.
Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. In assessing the recoverability of deferred tax assets, the Group relies on the same forecast assumptions used elsewhere in the financial statements and in other management reports.
The benefits of uncertain tax positions are recorded only after determining, based on the position of its internal and external legal advisors, a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.
Critical accounting estimates and judgments
Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforward and temporary differences are recognized considering assumptions and projected cashflows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on sales planning, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.
The Group applies significant judgement in identifying uncertainties over income tax treatments, which could impact the consolidated financial statements. The Group operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. The Group and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.

Revenue
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
Revenue from the sale of agricultural inputs is recognized at the point in time when control of the product is transferred to the customer as follows:
(i)Retail sales – Sale of products in retail locations, or delivered to the customers, including crop protection, fertilizers, seeds and specialty inputs;
(ii)Grains – Sale of grains as a result of Barter transactions (Note 11);
(iii)Private Label products – Products delivered to the client such as biological, special fertilizers and off-patent.
When products are delivered to the customer revenue is recognized when the customer receives the product at the specified location. The Group engages third parties to provide freight services.
The Group provides pulverization services. The Group recognizes revenues from these services when the customer receives and consumes the benefits provided to them, at the time the pulverization services take place.
The Group generally acts as a principal as it has the primary responsibility for delivering the contracted goods, bears the inventory risk, and has discretion to establish the price.
Revenue from contracts with customers is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. For sales of grains see Note 11.
Sales prices are substantially based on international benchmark market prices, which are variable and subject to global supply and demand, and other market factors. There are no general warranties to the customers. Returns and incentives are estimated based on historical and forecasted data, contractual terms, and current conditions. Transportation costs are generally recovered from the customer through sales pricing and is included in cost of goods sold. Trade receivables usually include a significant financing component. As such, the transaction price is discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade receivable amount to the cash selling price) and revenue is recognized for such amount. A significant financing component is recognized as financial income under the amortized cost method.
Cost of goods sold	Cost of goods soldThe cost of goods sold comprises the cost of purchases, net of rebates, discounts and commercial agreements received from suppliers, variations in inventories and logistics costs (inbound and outbound). The cost of goods sold includes the cost of the logistics operations managed or outsourced by the Group, including storage, handling and freight costs incurred until goods are ready to be sold. Trade payables include a significant financing component. As such, trade payables are discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade payable amount to the purchase paid in cash) and inventory is recorded at such amount. A significant financing component is recognized as financial expense under the amortized cost method.
Sales, general and administrative expenses	Sales, general and administrative expensesSales, general and administrative expenses refer to indirect expenses and the cost of the corporate departments, information technology, treasury function, sales force personnel and marketing and advertising expenses.